Exploration and Evaluation Assets - Disclosure of Reduced Claims to Focus of the Core Project And to Reduce its Holding Costs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of exploration and corporate expenditure [line items]
Ending balance	$ 5,082	$ 4,088
Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	2,001	2,037
Property disposition		(36)
Acquisition costs, ending balance	2,001	2,001
Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	2,087	3,939
Maintenance	491	298
Drilling costs	353
Property Disposition		(2,046)
Foreign exchange	150	(104)
Exploration costs, ending balance	3,081	2,087
AJC Properties [member] | Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance		36
Property disposition		(36)
AJC Properties [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance		2,008
Maintenance		38
Property Disposition		(2,046)
Creston Properties [member]
Disclosure of exploration and corporate expenditure [line items]
Ending balance	5,021	4,088
Creston Properties [member] | Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	2,001	2,001
Acquisition costs, ending balance	2,001	2,001
Creston Properties [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	2,087	1,931
Maintenance	491	260
Drilling costs	353
Foreign exchange	89	(104)
Exploration costs, ending balance	3,020	$ 2,087
AJCX Properties [member]
Disclosure of exploration and corporate expenditure [line items]
Ending balance	61
AJCX Properties [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Foreign exchange	61
Exploration costs, ending balance	$ 61